Annual Report - Financial Statements

T. Rowe Price

Personal Strategy
Growth Fund

May 31, 2002



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                    Year
                   Ended
                 5/31/02     5/31/01     5/31/00     5/31/99     5/31/98

NET ASSET VALUE

Beginning of
period         $   18.63   $   19.57   $   19.02   $   18.05   $   15.20

Investment activities

  Net investment
  income (loss)     0.25*       0.34*       0.33*       0.34*       0.29*

  Net realized
  and unrealized
  gain (loss)      (1.06)       0.15        1.06        1.40        3.01

  Total from
  investment
  activities       (0.81)       0.49        1.39        1.74        3.30


Distributions

  Net investment
  income           (0.27)      (0.35)      (0.32)      (0.32)      (0.26)

  Net realized
  gain                --       (1.08)      (0.52)      (0.45)      (0.19)

  Total
  distributions    (0.27)      (1.43)      (0.84)      (0.77)      (0.45)


NET ASSET VALUE

End of
period         $   17.55   $   18.63   $   19.57   $   19.02   $   18.05
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)          (4.33)%*     2.46%*      7.49%*     10.01%*     22.02%*

Ratio of total
expenses to average
net assets          1.10%*      1.10%*      1.10%*      1.10%*      1.10%*

Ratio of net
investment income
(loss) to average
net assets          1.55%*      1.89%*      1.93%*      2.00%*      2.15%*

Portfolio
turnover
rate                68.4%       54.8%       42.6%       36.1%       33.3%

Net assets,
end of period
(in thousands) $ 360,096   $ 302,848   $ 270,663   $ 213,631   $ 147,347


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

        * Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/04. The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
                                                                   May 31, 2002


Portfolio of Investments                        Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks and Warrants  80.6%

CONSUMER DISCRETIONARY  11.5%

Auto Components  0.2%

Brembo (EUR)                                        12,400      $            86
Bridgestone (JPY)                                    8,000                  116
Denso (JPY)                                         12,100                  190
Keystone Automotive *                                5,500                  110
Strattec Security *                                  1,400                   73
                                                                            575


Automobiles  1.0%

DaimlerChrysler (EUR)                                3,560                  175
Ford Motor                                          60,000                1,059
Harley-Davidson                                      7,600                  399
Honda Motor (JPY)                                   10,700                  457
Mitsubishi Motor (JPY) *                            72,000                  228
Nissan Motor (JPY)                                  29,000                  206
Peugeot (EUR)                                        5,572                  294
Toyota Motor (JPY)                                  18,900                  516
Volkswagen (EUR)                                     8,493                  448
                                                                          3,782


Distributors  0.0%

Cycle & Carriage (SGD)                              30,000                   76
                                                                             76


Hotels, Restaurants & Leisure  0.8%

Applebee's                                           2,850                  111
BUCA *(misc. symbol)                                 6,300                  112
CEC Entertainment *                                  1,500                   71
Elior (EUR)                                         14,088                  110
Mikohn Gaming, 144A, Warrants, 8/15/08 *                25                    0
O' Charley's *                                      10,600                  244
Ruby Tuesday                                         8,100                  189
Sodexho Alliance (EUR)                               3,647                  126
Sonic *                                              5,675                  162
Starbucks *                                         10,700                  260
Starwood Hotels & Resorts Worldwide, REIT           37,300                1,320
Watami Food Service (JPY)                            7,500                  111
Whitbread (GBP)                                     24,991                  232
                                                                          3,048


Household Durables  1.5%

Daiwa House Industry (JPY)                          16,000      $           112
Electrolux, Series B (SEK)                           7,704                  141
Harman International                                12,100                  669
Matsushita Electric Industrial (JPY)                23,000                  321
Matthews International, Class A                     15,800                  396
Newell Rubbermaid                                   38,700                1,322
Persimmon (GBP)                                     23,231                  149
Pioneer Electronic (JPY)                            14,000                  263
SEB (EUR)                                            1,014                   88
SEB, Series A (SEK)                                 32,709                  326
Sony (JPY)                                          11,800                  684
Thomson Multimedia (EUR) *                           7,790                  219
Tupperware                                          37,300                  825
                                                                          5,515


Internet & Catalog Retail  0.1%

USA Interactive *                                   15,100                  430
                                                                            430


Leisure Equipment & Products  0.8%

Bandai (JPY)                                         3,800                  133
Brunswick                                            7,800                  208
Eastman Kodak (misc. symbol)                        60,000                1,996
Konica (JPY)                                        13,000                   90
Mattel                                               2,400                   51
SCP Pool *(misc. symbol)                            12,400                  363
                                                                          2,841


Media  3.7%

AOL Time Warner *                                   64,100                1,199
Avex (JPY)                                           4,000                   96
Clear Channel Communications *                      27,078                1,441
Comcast, Class A *                                  22,300                  628
Disney                                              62,100                1,423
EchoStar Communications, Class A *                   8,100                  204
Emmis Broadcasting, Class A *                        5,500                  163
Entercom Communications *                            1,800                   95
International Media (EUR) *                          1,227                    5
Liberty Media, Class A *                           100,000                1,205
Mediaset (EUR)                                       9,146                   73
Mondadori (EUR)                                      5,548                   37
News Corporation ADR                                 7,100      $           207
Omnicom                                             13,700                1,183
Publicis Groupe (EUR)                                8,358                  253
Reader's Digest, Class A                            50,000                1,115
Reed Elsevier (GBP)                                 65,945                  634
Scholastic *                                         2,800                  133
Sinclair Broadcast Group, Class A *                 11,800                  175
Singapore Press (SGD)                               17,000                  199
Univision Communications,
  Class A *(misc. symbol)                            2,400                   96
Viacom, Class B *                                   45,188                2,212
Vivendi Universal (EUR)                             10,354                  325
Young Broadcasting, Class A *                        3,700                   75
                                                                         13,176


Multiline Retail  1.5%

AVA (EUR)                                            1,946                   71
Debenhams (GBP)                                     18,806                   97
Kohl's *                                             4,100                  308
Metro (EUR)                                          5,013                  162
Neiman Marcus, Class A *                             6,900                  255
Nordstrom                                           47,300                1,165
Stein Mart *                                         4,600                   52
Target                                              37,000                1,534
Wal-Mart                                            22,900                1,239
Wal-Mart de Mexico (MXN)                           127,200                  368
                                                                          5,251


Specialty Retail  1.5%

Aeropostale *                                        2,600                   69
Autobacs Seven (JPY)                                 5,200                  151
Best Buy *                                          10,700                  494
Charles Vogele Holdings (CHF) *                      3,031                  106
Christopher & Banks *                                3,250                  129
Copart *                                             5,700                   94
Home Depot                                          34,050                1,420
Linens 'n Things *(misc. symbol)                     5,100                  157
Shimachu (JPY)                                       6,300                  119
Toys "R" Us *                                      105,300                1,922
Travis Perkins (GBP)                                21,574                  354
Ultimate Electronics *                               1,900                   58
Urban Outfitters *                                   4,200      $           124
Valora (CHF)                                           491                  103
                                                                          5,300


Textiles, Apparel, & Luxury Goods  0.4%

Adidas-Salomon (EUR)                                 1,706                  139
Christian Dior (EUR)                                 5,915                  243
Columbia Sportswear *                                1,500                   53
Culp *(misc. symbol)                                 2,300                   29
Dan River, Class A *                                 7,300                   30
Nike, Class B                                        4,300                  231
Stride Rite                                         15,200                  120
Unifi *                                              7,500                   75
Yue Yuen Industrial (HKD)                          136,000                  447
                                                                          1,367

Total Consumer Discretionary                                             41,361



CONSUMER STAPLES  6.4%

Beverages  1.3%

Allied Domecq (GBP)                                 62,205                  425
Anheuser-Busch                                      16,700                  862
Coca-Cola                                           22,900                1,272
Femsa UBD Units (Represents 1 Series B
  and 4 Series D shares) (MXN)                      82,500                  347
Heineken (EUR)                                       3,861                  166
Lion Nathan (NZD)                                   71,500                  194
PepsiCo                                             20,400                1,060
Remy Cointreau (EUR)                                 5,982                  183
Sapporo Breweries (JPY)                             26,000                   80
                                                                          4,589


Food & Drug Retailing  1.0%

Carrefour (EUR)                                     14,415                  726
Casey's General Stores                              22,800                  272
Casino Guichard-Perrachon (EUR)                      2,923                  241
CVS                                                 30,000                  961
FamilyMart (JPY)                                     4,700                  121
Great Atlantic & Pacific Tea Company *               9,500                  219
J. Sainsbury (GBP)                                  96,736                  533
Performance Food Group *(misc. symbol)                 500      $            19
Safeway *                                              100                    4
Seneca Foods, Class A *                              1,200                   18
Seneca Foods, Class B *                                700                   10
Walgreen                                             9,700                  371
Wild Oats Markets *(misc. symbol)                    3,100                   46
Woolworths (AUD)                                    33,184                  244
                                                                          3,785


Food Products  1.7%

American Italian Pasta, Class A *                    2,000                   98
Campbell Soup                                       58,000                1,639
CSM (EUR)                                            7,371                  181
Danisco (DKK)                                        2,181                   77
General Mills                                       39,020                1,775
International Multifoods *                           6,900                  183
Nestle (CHF)                                         3,581                  868
Nippon Meat Packer (JPY)                            17,000                  197
Orkla, Series A (NOK)                                3,558                   70
Parmalat Finanz (EUR)                              173,550                  535
Unilever (GBP)                                      64,407                  592
                                                                          6,215


Household Products  0.8%

Colgate-Palmolive                                   24,100                1,306
Kao (JPY)                                           10,000                  234
Kimberly-Clark                                      20,200                1,311
Procter & Gamble                                       600                   54
                                                                          2,905


Personal Products  0.1%

Chattem *                                            4,800                  138
Fancl (JPY)                                          2,500                   96
Playtex Products *                                   1,500                   21
                                                                            255


Tobacco  1.5%

Philip Morris                                       71,050                4,068
UST                                                 35,200                1,349
                                                                          5,417

Total Consumer Staples                                                   23,166



ENERGY  6.5%

Energy Equipment & Services  1.5%

Atwood Oceanics *                                    4,500      $           203
Baker Hughes                                        68,900                2,525
BJ Services *                                       14,700                  552
Cooper Cameron *                                       900                   51
FMC Technologies *                                   7,800                  175
Grant Prideco *                                      1,100                   16
Hydril *                                             2,400                   64
Key Energy Services *                                5,800                   64
Lone Star Technologies *(misc. symbol)               2,400                   58
National Oilwell *                                   3,400                   87
Saipem (EUR)                                        18,239                  123
Seacor Smit *(misc. symbol)                          6,000                  292
Smedvig, Series A (NOK)                              5,818                   49
Smith International *                                8,200                  602
Transocean Sedco Forex                               5,800                  221
W-H Energy Services *                                3,900                   89
                                                                          5,171


Oil & Gas  5.0%

BG Group (GBP)                                      48,561                  211
BP (GBP)                                            51,554                  441
BP ADR                                              70,494                3,600
ChevronTexaco                                       18,907                1,650
Cia Espanola de Petroleos (EUR)                     20,806                  340
ENI (EUR)                                           21,850                  333
ENI ADR (misc. symbol)                               2,800                  213
Exxon Mobil                                         81,504                3,255
Forest Oil *                                         6,200                  181
Marathon Oil                                        68,800                1,887
Noble Energy                                         7,300                  279
Norsk Hydro (NOK)                                    6,917                  348
OMV (EUR)                                              200                   18
Origin Energy (AUD)                                 66,790                  130
Petroleo Brasileiro (Petrobras) ADR                 17,000                  372
Royal Dutch Petroleum ADR                           13,400                  737
Shell Transport & Trading (GBP)                     97,400                  755
Shell Transport & Trading
  ADR (misc. symbol)                                 1,800      $            82
Tonen General Sekiyu (JPY)                          15,000                  129
TotalFinaElf, Series B (EUR)                         5,733                  894
TotalFinaElf ADR                                       648                   50
TravelCenters of America,
  Warrants, 11/14/10 *                                 225                    2
Ultra Petroleum *                                    4,800                   42
Unocal                                              47,100                1,734
XTO Energy                                          16,950                  343
                                                                         18,026

Total Energy                                                             23,197



FINANCIALS  19.1%

Banks  7.2%

77 Bank (JPY)                                       41,000                  164
ABN AMRO (EUR)                                      10,026                  194
Alliance & Leicester (GBP)                          40,646                  520
Anglo Irish Bank (EUR)                              46,079                  290
Australia & New Zealand Banking (AUD)               36,300                  401
Australia & New Zealand Banking ADR                  2,300                  127
Banca Intesa (EUR)                                 181,489                  537
Banca Popolare di Milano (EUR) *                     8,200                   34
Banco Bradesco ADR (misc. symbol)                    8,220                  217
Banco Santander Central Hispano (EUR)               55,486                  513
Banco Santiago ADR                                  17,600                  348
Bank of America                                     51,300                3,889
Bank of New York                                    17,000                  617
Bank of Yokohama (JPY)                              57,000                  227
Bank One                                            39,640                1,611
BNP Paribas (EUR)                                   10,145                  571
BPCI (EUR) *                                         5,565                   47
Chittenden                                          15,000                  451
Citizens Banking                                    10,400                  342
Commonwealth Bank of Australia (AUD)                25,300                  480
DBS (SGD)                                           28,304                  223
Den Norske Bank (NOK)                                4,493                   23
Deutsche Bank (EUR)                                  6,295                  454
Dexia (EUR)                                         14,319                  226
Fifth Third Bancorp                                 12,600      $           821
First Bell Bancorp                                     400                    7
Frankfort First                                        600                   11
Glacier Bancorp                                      4,831                  111
HBOS (GBP)                                          80,710                  976
HSBC Holdings (GBP)                                 62,262                  774
ITLA Capital *                                       1,650                   49
Jyske Bank (DKK) *                                   4,410                  109
KBC Bank (EUR)                                       4,400                  168
Lloyds TSB (GBP)                                    30,377                  329
Mellon Financial                                    55,100                2,044
Mizuho Holdings (JPY)                                  190                  468
National Australia Bank (AUD)                       28,106                  575
Northern Trust                                       7,200                  373
Overseas Chinese Banking (SGD)                      32,060                  217
Provident Bankshares                                 7,900                  207
Royal Bank of Scotland (GBP)                        13,386                  390
Societe Generale (EUR)                               1,418                   96
Southwest Bancorp *                                  7,500                  249
Standard Chartered (GBP)                            40,893                  484
Svenska Handelsbanken, Series A (SEK)               18,041                  282
The DePfa Group (EUR) *                              2,456                  191
U.S. Bancorp                                        90,000                2,129
Unibanco GDR                                         9,600                  199
UniCredito Italiano (EUR)                           88,718                  396
Valley National Bancorp                             11,275                  314
Wells Fargo                                         19,100                1,001
WestAmerica                                          8,800                  392
                                                                         25,868


Diversified Financials  5.0%

Aiful (JPY)                                          3,750                  281
American Express                                    55,500                2,359
BPI (EUR)                                           50,120                  115
Capital One Financial                                8,500                  531
Charles Schwab                                      19,550                  236
Citigroup                                           88,503                3,822
Fannie Mae                                          40,800                3,264
Franklin Resources                                   7,300                  318
Freddie Mac                                         46,400      $         3,041
GIMV (EUR)                                           3,500                  111
Goldman Sachs Group                                  6,400                  483
Ifil (Ordinary shares) (EUR)                        24,912                  114
ING Groep (EUR)                                     19,082                  505
Merrill Lynch                                       13,500                  550
Morgan Stanley                                      17,300                  786
Promise (JPY)                                        6,000                  333
SLM Corporation                                      3,300                  318
State Street                                        20,400                  948
                                                                         18,115


Insurance  4.9%

ACE Limited                                         14,600                  505
Aegon (EUR)                                          6,730                  145
Allianz (EUR)                                        1,750                  394
Allstate                                             1,300                   50
American International Group                        36,562                2,449
AMP (AUD)                                           15,600                  149
AXA (EUR)                                           16,104                  314
Brown and Brown                                      8,500                  303
CNP Assurances (EUR)                                 9,139                  360
Hannover Reckversi (EUR)                             1,710                  131
Harleysville Group                                   4,000                  109
Hartford Financial Services Group                   12,700                  838
Helvetia Patria (CHF)                                1,060                  157
Horace Mann Educators                               17,700                  360
London Pacific Group ADR                             7,100                    5
Markel *                                               900                  188
Marsh & McLennan                                    10,400                1,049
Millea Holdings (JPY) *                                 27                  233
Mitsui Sumitomo Insurance (JPY)                     53,000                  298
Munich Re (EUR)                                      1,395                  321
National Mutual (AUD)                              197,137                  344
Ohio Casualty *                                     11,700                  245
PartnerRe                                            6,400                  323
Progressive Corporation                              8,900                  527
Prudential (GBP)                                    27,136                  265
Royal & Sun Alliance (GBP)                          79,457                  340
SAFECO                                              50,000      $         1,599
Selective Insurance                                  5,600                  151
St. Paul Companies                                  28,900                1,231
Swiss Re (CHF)                                       4,249                  433
Triad Guaranty *                                     2,100                  100
UnumProvident                                       60,600                1,533
W. R. Berkley                                        5,400                  318
XL Capital, Class A                                 22,200                1,965
                                                                         17,732


Real Estate  2.0%

AMP Diversified Property Trust (AUD)                79,895                  119
Apartment Investment & Management,
  Class A, REIT                                      1,800                   84
Arden Realty, REIT                                   6,500                  176
CapitaLand (SGD)                                    54,000                   46
Corio (EUR)                                          6,318                  166
EastGroup Properties, REIT                           7,700                  191
Federal Realty Investment Trust, REIT               47,900                1,313
Gables Residential Trust, REIT                       6,800                  206
Glenborough Realty Trust, REIT                       6,700                  151
Goldcrest (JPY)                                      3,100                   97
JP Realty, REIT                                      2,300                   61
Land Securities (GBP)                                6,734                   96
LaSalle Hotel Properties, REIT                       4,200                   60
Lend Lease (AUD)                                    35,068                  205
Manufactured Home Communities, REIT                  2,200                   75
Metrovacesa (EUR)                                   10,510                  223
Parkway Properties, REIT (misc. symbol)              5,100                  193
Reckson Associates Realty, REIT                     46,700                1,175
Reckson Associates Realty, Class B, REIT             1,892                   50
Simon Property Group, REIT                          38,840                1,323
Singapore Land (SGD)                                39,000                   79
Sun Hung Kai Properties (HKD)                       46,000                  361
Washington, REIT                                     7,800                  214
Wereldhave (EUR)                                     2,772                  152
Westfield Trust (AUD)                              145,400                  278
                                                                          7,094

Total Financials                                                         68,809



HEALTH CARE  10.0%

Biotechnology  0.5%

Abgenix *(misc. symbol)                                900      $            12
Alkermes *(misc. symbol)                             7,300                  142
Amgen *                                             10,200                  486
Cephalon *(misc. symbol)                             3,405                  182
Cubist Pharmaceuticals *(misc. symbol)               1,300                   19
CV Therapeutics *(misc. symbol)                      1,000                   19
Deltagen *(misc. symbol)                             1,900                    8
Exelixis *(misc. symbol)                             1,400                   11
Genentech *                                            100                    4
Gilead Sciences *                                    1,000                   36
IDEC Pharmaceuticals *                               3,300                  142
Incyte Genomics *                                    1,400                   10
LION bioscience (EUR) *                              3,188                   16
MedImmune *                                         15,600                  507
Neurocrine Biosciences *(misc. symbol)               2,200                   71
NPS Pharmaceuticals *(misc. symbol)                  2,300                   44
OSI Pharmaceuticals *(misc. symbol)                  1,000                   30
QIAGEN (EUR) *                                       1,118                   17
Regeneron Pharmaceuticals *(misc. symbol)            1,700                   28
Telik *                                                600                    7
Triangle Pharmaceuticals *                           5,300                   17
Trimeris *(misc. symbol)                             1,800                   88
Versicor *(misc. symbol)                             2,600                   31
Vertex Pharmaceuticals *                             1,116                   22
ViroPharma *(misc. symbol)                           1,600                    3
                                                                          1,952


Health Care Equipment & Supplies  0.7%

Baxter International                                19,900                1,068
Edwards Lifesciences *                               4,900                  117
EPIX Medical *                                       1,700                   17
Guidant *                                            5,000                  200
Inhale Therapeutic Systems *(misc. symbol)           3,400                   25
Medtronic                                            7,100                  328
Nobel Biocare (SEK)                                    646                   42
Radiometer (DKK)                                     3,900                  130
Serologicals *                                       3,400      $            63
Sola *                                               1,800                   21
Steris *                                             6,900                  146
Tecan (CHF)                                          1,879                   92
Waters Corporation *                                 1,500                   40
Wilson Greatbatch Technologies *                     4,100                  106
                                                                          2,395


Health Care Providers & Services  2.4%

AmeriPath *                                          7,000                  207
AmerisourceBergen                                   11,100                  856
AMN Healthcare Services *(misc. symbol)                600                   21
Cardinal Health                                      8,850                  588
Cross Country *                                      2,100                   77
Gehe (EUR)                                           5,883                  256
HCA                                                 11,800                  580
Henry Schein *                                       6,500                  322
Hooper Holmes                                       15,600                  136
Laboratory Corporation of America *                 10,800                  530
Lifeline Systems *                                   2,400                   62
Lincare Holdings *                                   1,700                   51
Maximus *(misc. symbol)                              9,500                  295
Orthodontic Centers of America *(misc. symbol)       2,500                   65
Renal Care Group *                                   2,850                   96
Tenet Healthcare *                                   4,700                  350
UnitedHealth Group                                  31,600                2,869
Wellpoint Health Networks *                         17,600                1,305
                                                                          8,666


Pharmaceuticals  6.4%

Abbott Laboratories                                 21,900                1,040
Allergan                                             4,400                  278
AstraZeneca (GBP)                                   11,071                  487
Aventis (EUR)                                       12,985                  904
Biovail *(misc. symbol)                              8,800                  285
CSL (AUD)                                            6,714                  141
Eisai (JPY)                                          8,000                  217
Eli Lilly                                            3,800                  246
Eon Labs *(misc. symbol)                               900                   14
Forest Laboratories *                                3,000                  221
GlaxoSmithKline (GBP)                               46,275                  950
GlaxoSmithKline ADR                                  7,600      $           310
Guilford Pharmaceuticals *(misc. symbol)               500                    3
Hisamitsu Pharmaceutical (JPY)                       8,000                  110
Hoechst (EUR)                                        3,430                  184
IntraBiotics Pharmaceuticals *(misc. symbol)           800                    1
Johnson & Johnson                                   30,800                1,890
King Pharmaceuticals *                               1,500                   41
Kyorin Pharmaceuticals (JPY)                         4,000                  101
Medicines Company *(misc. symbol)                    1,900                   17
Merck                                               39,100                2,233
Novartis (CHF)                                      35,100                1,506
Noven Pharmaceuticals *                              6,800                  180
Novo Nordisk (DKK)                                   2,801                   89
Pfizer                                              98,425                3,405
Pharmacia                                           14,091                  609
Schering-Plough                                     92,900                2,457
Schwarz Pharma (EUR)                                 3,187                  105
Shire Pharmaceuticals (GBP) *                       18,780                  171
Takeda Chemical Industries (JPY)                    10,000                  450
Wyeth                                               77,260                4,288
                                                                         22,933

Total Health Care                                                        35,946



INDUSTRIALS & BUSINESS SERVICES  10.5%

Aerospace & Defense  0.2%

Armor Holdings *                                    10,900                  285
General Dynamics                                     1,000                  101
Honeywell International                              3,000                  118
Thales (EUR)                                         4,639                  194
                                                                            698


Air Freight & Logistics  0.4%

C.H. Robinson Worldwide                              2,200                   75
EGL *(misc. symbol)                                  2,550                   42
Expeditors International of Washington               3,300                  195
Forward Air *                                        5,000                  159
Ryder System                                         5,300                  159
TNT Post (EUR)                                       3,494                   71
UPS, Class B                                         8,300                  501
UTi Worldwide (misc. symbol)                         6,600                  129
                                                                          1,331


Airlines  0.1%

Frontier Airlines *(misc. symbol)                      800      $            14
Midwest Express Holdings *                           4,300                   77
Singapore Airlines (SGD)                            33,000                  235
                                                                            326


Building Products  0.1%

Central Glass (JPY)                                 27,000                  152
Simpson Manufacturing *                              2,300                  145
Watsco                                               3,600                   62
                                                                            359


Commercial Services & Supplies  4.2%

Alliance Data Systems *(misc. symbol)                  400                    9
Apollo Group, Class A *                             18,000                  622
Automatic Data Processing                           13,300                  691
BISYS Group *                                        6,600                  229
Brambles Industries (GBP)                           79,910                  384
Buhrmann (EUR)                                      12,071                  142
Cendant *                                           42,400                  775
Central Parking                                     11,100                  273
CompX International, Class A                         3,800                   47
Concord EFS *                                       44,100                1,378
Electro Rent *                                       4,900                   63
Factset Research Systems                             4,900                  160
First Data                                          28,370                2,247
G&K Services, Class A                                5,400                  206
Global Payments                                      5,200                  189
H&R Block                                           23,000                1,033
Herman Miller                                        8,000                  188
Iron Mountain *                                     13,550                  420
KForce.com *                                         1,898                   10
Layne Christensen *                                  3,500                   35
MPS Group *                                         12,200                  101
New England Business Service                         7,600                  201
Paychex                                              1,100                   38
R.R. Donnelley                                      79,700                2,298
Resources Connection *(misc. symbol)                 8,300                  212
Securitas, Series B (SEK)                            5,301                  101
SOURCECORP *                                         5,400                  161
Spherion *                                           7,300      $            80
Tetra Tech *(misc. symbol)                          13,514                  195
United Stationers *                                  7,100                  270
Waste Management                                    84,143                2,310
Waterlink *                                          4,700                    0
West Corporation *                                   3,200                   80
                                                                         15,148


Construction & Engineering  0.2%

Daito Trust Construction (JPY)                      22,300                  389
Eiffage (EUR)                                          741                   65
Hochtief (EUR)                                       4,212                   87
Insituform Technologies, Class A *(misc. symbol)     6,100                  154
Megachips (JPY)                                      2,000                   48
                                                                            743


Electrical Equipment  0.4%

A.O. Smith                                          12,000                  357
American Superconductor *(misc. symbol)              1,800                   13
Artesyn Technologies *                               8,800                   67
Belden                                              15,100                  329
Draka (EUR) *                                        2,826                   73
Fujikura (JPY)                                      70,000                  298
Global Power Equipment Group *(misc. symbol)           200                    2
Paxar *                                             14,900                  254
PECO II *                                            2,600                    7
Woodward Governor                                    2,000                  121
                                                                          1,521


Industrial Conglomerates  2.3%

3M Company                                          17,100                2,145
GE                                                  68,500                2,133
Hutchison Whampoa (HKD)                             93,200                  780
Siemens (EUR)                                       10,633                  655
Tyco International                                 108,798                2,388
                                                                          8,101


Machinery  1.5%

Actuant Corporation, Class A *                       3,540                  141
Amada (JPY)                                         34,000                  182
Cuno *                                               4,600                  159
Danaher                                             17,700                1,232
Deere                                               19,300                  907
Deutz (EUR) *                                       40,400      $            83
Fanuc (JPY)                                          2,200                  114
Harsco                                               9,600                  383
IDEX                                                 1,900                   72
IMI (GBP)                                           55,353                  260
Ishikawajima Harima Heavy Industries (JPY)         120,000                  212
Joy Global *(misc. symbol)                           1,400                   21
NTN (JPY)                                           73,000                  286
Pall                                                43,000                  979
Reliance Steel & Aluminum                            1,700                   53
Saurer (CHF) *                                       1,458                   40
Sembcorp Marine (SGD)                              199,000                  105
Singulus Technology (EUR) *                          2,853                   80
SKF, Series B (SEK)                                  6,129                  153
                                                                          5,462


Marine  0.1%

Bergesen, Series A (NOK)                             5,101                  107
International Shipholding*                           2,200                   12
Kamigumi (JPY)                                      40,000                  168
                                                                            287


Road & Rail  0.8%

Burlington Northern Santa Fe                        30,000                  849
Cowie (GBP)                                         43,858                  219
Heartland Express *                                  1,773                   36
Norfolk Southern                                    86,500                1,831
Railtrack (GBP) @                                   27,657                   89
                                                                          3,024


Trading Companies & Distributors  0.2%

Hagemeyer (EUR)                                      6,062                  119
Mitsubishi (JPY)                                    46,000                  351
MSC Industrial Direct, Class A *                     3,200                   60
Sumitomo (JPY)                                      47,000                  311
                                                                            841

Total Industrials & Business Services                                    37,841



INFORMATION TECHNOLOGY  6.7%

Communications Equipment  1.6%

Black Box *(misc. symbol)                            5,100                  258
Brocade Communications Systems                       1,500                   30
Cisco Systems *                                     85,300      $         1,346
Corning *                                          153,400                  736
ditech Communications *(misc. symbol)                1,600                    5
GN Great Nordic (DKK) *                             40,602                  176
Harmonic *                                           4,300                   25
LM Ericsson, Class B, ADR *                         60,700                  135
Lucent Technologies *(misc. symbol)                189,000                  879
McDATA Corporation, Class A *                            1                    0
Motorola                                            11,800                  189
Nokia (EUR)                                         10,139                  145
Nokia ADR                                           68,800                  955
Packeteer *                                          5,400                   36
QUALCOMM *                                          16,600                  525
Riverstone Networks *                               15,000                   53
Stratos Lightwave *                                  4,132                    9
Tandberg Television (NOK) *                         12,043                   27
Tekelec *                                            2,900                   31
                                                                          5,560


Computers & Peripherals  0.5%

Creative Technology (SGD)                           15,300                  154
Dell Computer *                                     25,500                  685
IBM                                                  3,000                  241
Lexmark International, Class A *                     8,700                  543
                                                                          1,623


Electronic Equipment & Instruments  0.7%

Analogic                                             4,100                  179
Anritsu (JPY)                                        9,000                   72
Celestica *                                          6,800                  201
Hitachi (JPY)                                       23,000                  174
Hitachi Chemical (JPY)                              11,500                  144
Hosiden (JPY)                                        7,000                  102
KEMET *                                             15,400                  311
Kyocera (JPY)                                        2,600                  210
Littelfuse *                                         9,400                  230
LSI Industries                                       5,350                   94
Methode Electronics, Class A                        11,300                  121
Newport                                              2,300                   41
Nippon Electric Glass (JPY)                         13,000                  144
Plexus *(misc. symbol)                              14,100                  319
Technitrol (misc. symbol)                            6,600      $           171
Woodhead Industries                                  7,000                  113
                                                                          2,626


Internet Software & Services  0.1%

Alloy Online *(misc. symbol)                         4,300                   58
Digital Impact *                                     5,400                   11
Internet Security Systems *(misc. symbol)            9,000                  152
Keynote Systems *                                    2,400                   19
MatrixOne *                                         13,500                   81
Netegrity *                                          8,000                   57
Register.com *                                       2,200                   18
Sonicwall *(misc. symbol)                            3,000                   18
Stellent *(misc. symbol)                             3,000                   17
                                                                            431


IT Consulting & Services  0.6%

Accenture, Class A *                                 7,400                  154
Affiliated Computer Services, Class A *             19,700                1,096
Analysts International                               4,400                   22
AnswerThink *                                        5,200                   27
CACl International, Class A *                        5,200                  175
Cap Gemini (EUR)                                     1,807                   89
EDB Business Partner (NOK) *                         9,846                   43
ITOCHU (JPY)                                         1,000                   41
ManTech International, Class A *(misc. symbol)       3,000                   69
NTT Data (JPY)                                          36                  171
Renaissance Learning *(misc. symbol)                 2,800                   96
Teleplan (EUR) *                                       749                    7
Thiel Logistik (EUR) *                               9,004                   85
                                                                          2,075


Office Electronics  0.1%

Canon (JPY)                                         12,000                  462
                                                                            462


Semiconductor Equipment & Products  1.7%

Analog Devices *                                    17,400                  637
Applied Materials *                                 22,300                  495
Applied Micro Circuits *                               200                    1
ATMI *(misc. symbol)                                 4,900                  131
Cabot Microelectronics *(misc. symbol)               2,800                  137
Entegris *                                          10,100      $           130
Exar *                                               5,400                  117
Genesis Microchip *(misc. symbol)                    1,300                   21
hi/fn *                                              1,300                   11
Infineon Technologies (EUR) *                        8,262                  144
Intel                                               36,800                1,015
Jenoptik (EUR)                                       7,462                  145
KLA-Tencor *                                         3,400                  177
Linear Technology                                    1,000                   37
Maxim Integrated Products *                         23,200                1,067
MKS Instruments *                                    6,600                  203
Mykrolis *                                          10,200                  138
Pixelworks *(misc. symbol)                           3,800                   33
Qlogic *                                             4,800                  219
QuickLogic *                                         5,500                   25
Rohm (JPY)                                             900                  133
Samsung Electronics (KRW)                              800                  225
Shinko Electric Industries (JPY)                     2,500                   58
Sipex *                                              3,900                   37
Texas Instruments                                   20,900                  599
Xilinx *                                             7,900                  279
                                                                          6,214


Software  1.4%

Activision *                                         1,200                   39
Actuate *                                            5,300                   31
Adobe Systems                                        4,300                  155
Autonomy (GBP) *                                     5,581                   29
Concord Communications *                             1,900                   29
Electronic Arts *                                    2,000                  128
ENIX Corporation (JPY)                              11,100                  255
Jack Henry & Associates                             11,500                  226
Kronos *                                             8,200                  336
Magma Design Automation *(misc. symbol)                700                   12
Mercury Interactive *(misc. symbol)                  2,200                   75
Microsoft *                                         47,200                2,403
Midway Games *(misc. symbol)                        13,300                  135
NetIQ *                                              1,564                   36
Oracle *                                             6,100                   48
Progress Software *                                 11,400      $           158
Quest Software *(misc. symbol)                       2,900                   41
Sage (GBP)                                          49,921                  128
SAP (EUR)                                            2,476                  259
Siebel Systems *                                     1,500                   27
SPSS *(misc. symbol)                                 4,500                   72
Trend Micro (JPY) *                                  4,500                  133
Verisity *(misc. symbol)+                            1,900                   32
VERITAS Software *                                  12,125                  275
Verity *                                             7,600                   70
Wind River Systems *(misc. symbol)                   8,400                   56
                                                                          5,188

Total Information Technology                                             24,179



MATERIALS  5.2%

Chemicals  2.7%

Agrium                                              25,000                  254
Airgas *                                            16,800                  274
Arch Chemicals                                       9,600                  223
BASF (EUR)                                          11,835                  550
Degussa (EUR)                                       15,894                  534
Dow Chemical                                        31,700                1,057
DuPont                                              16,561                  762
Ferro                                                2,100                   62
Great Lakes Chemical (misc. symbol)                 33,940                  863
Hercules *                                          83,500                1,051
IMC Global                                           2,500                   35
International Flavors & Fragrances                  46,000                1,567
Kaneka (JPY)                                        28,000                  192
MacDermid (misc. symbol)                             1,800                   37
Material Sciences *                                  6,200                   76
Minerals Technologies                                6,500                  342
Potash                                              15,000                1,005
Scotts, Class A *                                    6,800                  319
Shin-Etsu Chemical (JPY)                            15,900                  640
                                                                          9,843


Construction Materials  0.3%

Boral (AUD)                                         94,768      $           207
Cemex Participating Certificates
  (Represents 2 Series A
  and 1 Series B shares) (MXN)                      76,551                  458
Ciments Francais (EUR)                               3,579                  172
Heidelberger Zement (EUR)                            2,265                   95
RMC (GBP)                                           27,890                  296
                                                                          1,228


Containers & Packaging  0.1%

Ivex Packaging *                                     6,500                  150
Smurfit-Stone Container *                            2,500                   41
                                                                            191


Metals & Mining  1.3%

Alcoa                                               43,864                1,534
Anglo American (GBP)                                 2,070                   37
Arbed (EUR)                                            507                   74
Companhia Vale do Rio Doce ADR
  (1 ADR represents
  1 preferred A share) (misc. symbol)               11,400                  336
Gibraltar Steel                                      1,800                   42
Lihir Gold (AUD) *                                 102,240                   90
Newmont Mining                                       1,472                   46
NN, Inc.                                             2,500                   27
Pechiney (EUR)                                       2,344                  126
Phelps Dodge                                        42,700                1,666
Rio Tinto (AUD)                                     37,453                  744
                                                                          4,722


Paper & Forest Products  0.8%

Buckeye Technologies *                              13,400                  139
Kimberly-Clark de Mexico, Series A (MXN)           121,200                  363
MeadWestvaco                                        25,000                  789
Potlatch                                               100                    4
Svenska Cellulosa, Series B (SEK)                    6,122                  213
Weyerhaeuser                                        18,700                1,225
                                                                          2,733

Total Materials                                                          18,717



TELECOMMUNICATION SERVICES  2.7%

Diversified Telecommunication Services  1.7%

AT&T                                                84,874      $         1,016
BT Group (GBP) *                                    57,644                  236
France Telecom (EUR)                                 5,552                  108
France Telecom ADR                                     900                   17
Hellenic Telecommunications Organization (EUR)       7,770                  125
Pacific Century CyberWorks ADR *(misc. symbol)       7,186                   17
Portugal Telecom (EUR)                              24,895                  181
Royal KPN (EUR) *                                   34,884                  153
SBC Communications                                  26,100                  895
Singapore Telecommunications (SGD)                 165,000                  145
Sprint                                              68,700                1,130
TDC A/S (DKK)                                        8,328                  218
Telebras ADR (misc. symbol)                          7,400                  216
Telecom Corp. of New Zealand ADR                     2,100                   41
Telecom Italia (Ordinary shares) (EUR)              59,335                  477
Telefonica ADR                                       9,152                  287
Telmex, Series L, ADR                               17,500                  609
Telstra (AUD)                                       65,600                  176
                                                                          6,047


Wireless Telecommunication Services  1.0%

AirGate PCS *(misc. symbol)                            900                   10
America Movil, Series L, ADR                        16,900                  296
Bouygues (EUR)                                       4,895                  145
China Mobile (Hong Kong) (HKD) *                    37,000                  117
Debitel (EUR)                                        5,982                   70
KDDI (JPY)                                              70                  249
NTT DoCoMo (JPY)                                       150                  406
Telecom Italia Mobile (EUR)                         89,521                  379
Vodafone (GBP)                                     193,460                  292
Vodafone ADR (misc. symbol)                        120,800                1,803
Western Wireless, Class A *                          3,000                   10
         3,777
Total Telecommunication Services                                          9,824



UTILITIES  2.0%

Electric Utilities  1.8%

Chubu Electric (JPY)                                10,700      $           183
Cleco                                               15,400                  357
Constellation Energy Group                          30,000                  908
E.On (EUR)                                          16,239                  846
Electrobras ADR                                     30,200                  177
Exelon                                              21,325                1,141
FirstEnergy                                         23,819                  822
Hong Kong Electric (HKD)                            42,000                  163
Iberdrola (EUR)                                     43,162                  601
MVV Energie (EUR)                                    2,637                   39
Tokyo Electric Power (JPY)                          15,700                  329
TXU                                                 14,900                  765
Unisource Energy                                     2,900                   56
                                                                          6,387


Gas Utilities  0.1%

Australian Gas Light (AUD)                          44,766                  250
El Paso Corporation                                  1,500                   38
Tokyo Gas (JPY)                                     46,000                  126
                                                                            414


Water Utilities  0.1%

Severn Trent (GBP)                                  24,014                  273
                                                                            273

Total Utilities                                                           7,074

Total Common Stocks and
Warrants (Cost  $274,182)                                               290,114



Preferred Stocks  0.1%

Anvil, Series B, PIK *                               1,574                   28
CSC Holdings, Series M, PIK                          2,050                  184

Total Preferred Stocks (Cost  $227)                                         212



Convertible Preferred Stocks  0.0%

Ford Motor Company Capital Trust II                    600                   36
Total Convertible Preferred Stocks (Cost  $30)                               36



Corporate Bonds  7.1%

Abbott Laboratories,
  Sr. Notes, 5.625%, 7/1/06                $       300,000      $           310

Acetex, Sr. Notes, 10.875%, 8/1/09                  25,000                   26

Actuant Corporation,
  Sr. Sub. Notes, 13.00%, 5/1/09                    65,000                   74

Advance Stores, Sr. Sub. Notes,
  10.25%, 4/15/08                                   75,000                   80

AEP Industries, Sr. Sub. Notes,
  144A, 9.875%, 11/15/07                            25,000                   25

AFC Enterprises, Sr.
  Sub. Notes, 10.25%, 5/15/07                      100,000                  105

AGCO, Sr. Notes, 9.50%, 5/1/08 +                    25,000                   27

AIG Sunamerica Global Financing XII
  Sr. Notes, 144A, 5.30%, 5/30/07                  150,000                  152

Ainsworth Lumber, Sr. Notes
  12.50%, 7/15/07                                   25,000                   27
  13.875%, 7/15/07                                  50,000                   57

Airgate PCS, Sr. Sub. Notes,
  STEP, 0%, 10/1/09                                100,000                   64


AK Steel, Sr. Notes, 9.125%,
  12/15/06 (misc. symbol)                           75,000                   78

Alamosa, Sr. Notes, 12.50%, 2/1/11                 125,000                  102

Alaska Communications Systems
  Sr. Sub. Notes, 9.375%, 5/15/09                  150,000                  142

Allegheny Energy Supply, Sr. Notes,
  144A, 8.25%, 4/15/12                             245,000                  253

Allstate Financial Global Funding,
  Sr. Notes 144A, 5.25%, 2/1/07                    225,000                  226

AMC Entertainment, Sr. Sub. Notes,
  144A, 9.875%, 2/1/12                              50,000                   51

American Achievement,
  Sr. Notes, 11.625%, 1/1/07                        25,000                   26

American Builders & Contractors Supply,
  Series B Sr. Sub. Notes, 10.625%, 5/15/07        100,000                  105

American Standard, Sr. Notes,
  7.625%, 2/15/10                                   50,000                   51

Amerigas Partners, Sr. Notes,
  8.875%, 5/20/11 (misc. symbol)                   100,000                  104

AmerisourceBergen, Sr. Notes,
  8.125%, 9/1/08                                    75,000                   78

Ameristar Casinos, Sr. Notes,
  10.75%, 2/15/09                                  125,000                  137

Amkor Technology, Sr. Notes, 9.25%, 5/1/06          25,000                   25

Anteon, Sr. Sub. Notes, 12.00%, 5/15/09             38,000                   42

Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07         25,000                   24

AOL Time Warner, Sr. Notes, 7.625%, 4/15/31        175,000                  169

Applied Extrusion Technologies
  Sr. Notes, 10.75%, 7/1/11                         75,000                   72

Argosy Gaming, Sr. Sub. Notes,
  10.75%, 6/1/09                                   175,000                  192

Armkel Finance, Sr. Sub. Notes,
  9.50%, 8/15/09                                    50,000                   53

Arvin Industries, Sr. Notes,
  7.125%, 3/15/09                          $        50,000      $            49

ASAT Finance, Sr. Notes,
  12.50%, 11/1/06                                   65,000                   55

Associated Materials, Sr. Sub. Notes,
  144A, 9.75%, 4/15/12                              75,000                   78

AT&T, Sr. Notes, 144A, 8.00%, 11/15/31             145,000                  124

Avaya, Sr. Notes, 11.125%, 4/1/09                   25,000                   25

Avecia Group, Sr. Notes,
  11.00%, 7/1/09 (misc. symbol)                     75,000                   76

Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09          75,000                   83

B&G Foods, Sr. Sub. Notes
    9.625%, 8/1/07                                  25,000                   25
  144A, 9.625%, 8/1/07                              25,000                   26

Bally Total Fitness, Sr. Sub. Notes,
  9.875%, 10/15/07                                 200,000                  206

Bank One, Sr. Notes, 5.50%, 3/26/07                125,000                  128

Beazer Homes, Sr. Notes,
  144A, 8.375%, 4/15/12                             25,000                   26

Bethlehem Steel, Sr. Notes,
  10.375%, 9/1/03 (misc. symbol)                    50,000                    6

Better Minerals & Aggregates, Sr. Sub. Notes
  13.00%, 9/15/09                                   25,000                   26

BWAY, Sr. Sub. Notes, 10.25%, 4/15/07               50,000                   52

Canadian Natural Resources,
  Sr. Notes, 7.20%, 1/15/32                        150,000                  150

Canwest Media, Sr. Sub. Notes,
  10.625%, 5/15/11                                  50,000                   54

Centerpoint Properties, MTN,
  7.90%, 1/15/03                                   250,000                  256

Chancellor Media, Sr. Sub. Notes,
  8.125%, 12/15/07                                  25,000                   26

Charter Communications, Sr. Notes
  10.75%, 10/1/09                                   25,000                   23
  11.125%, 1/15/11                                  50,000                   47

Cinemark USA, Series B, Sr. Sub.
  Notes, 8.50%, 8/1/08                              50,000                   48

CIT Group, Sr. Notes, 7.75%, 4/2/12                100,000                  102

Clear Channel Communications,
  Sr. Notes, 7.875%, 6/15/05                       325,000                  343

CMS Energy, Sr. Notes,
  9.875%, 10/15/07                                 100,000                  100

Coastal, Sr. Notes, 6.50%, 5/15/06                 250,000                  245

Coaxial, Sr. Notes, STEP,
  0%, 8/15/08                                      175,000                  142

Coinmach, Sr. Notes,
  144A, 9.00%, 2/1/10                               50,000                   52

Collins & Aikman Floorcovering, Sr. Sub. Notes
  144A, 9.75%, 2/15/10                              50,000                   53

Comcast Cable Communications, Sr. Notes
  6.75%, 1/30/11                                   225,000                  217

Conmed, Sr. Sub. Notes, 9.00%, 3/15/08             125,000                  129

Constellation Energy Group,
  Sr. Notes, 6.35%, 4/1/07                         245,000                  252

Consumers Energy Group, 1st Mtg.,
  6.00%, 3/15/05                           $       160,000      $           162

Continental Airlines, PTC,
  7.568%, 12/1/06                                   90,000                   80

Cott Beverages, Sr. Sub. Notes,
  144A, 8.00%, 12/15/11                            125,000                  127

Countrywide Home Loans,
  Sr. Notes, 5.50%, 2/1/07                         225,000                  226

Courtyard by Marriott II,
  Sr. Notes, 10.75%, 2/1/08                        100,000                  103

Cox Communications, Sr. Notes,
  7.875%, 8/15/09                                  125,000                  128

Credit Suisse First Boston,
  Sr. Notes, 6.50%, 1/15/12                        245,000                  247

Cross Timbers Oil, Sr. Sub. Notes,
  8.75%, 11/1/09                                   100,000                  105

CSC, Sr. Notes, 7.875%, 12/15/07                   100,000                   96

CSK Auto, Sr. Notes, 144A, 12.00%, 6/15/06          50,000                   54

DaimlerChrysler, 7.30%, 1/15/12                    140,000                  147

Dan River, Sr. Sub. Notes,
  10.125%, 12/15/03                                 50,000                   45

Dana, Sr. Notes
    9.00%, 8/15/11                                  25,000                   25
  144A, 10.125%, 3/15/10                            25,000                   27

Delco Remy International,
  Sr. Notes, 8.625%, 12/15/07                       25,000                   25

Devon Energy, Sr. Notes,
  7.95%, 4/15/32                                   115,000                  125

Dime Capital Trust I, Jr. Sub. Notes,
  9.33%, 5/6/27                                     50,000                   54

Dimon, Sr. Notes, 9.625%, 10/15/11                 125,000                  132

Dyersburg, Series B, Sr. Sub. Notes,
  9.75%, 9/1/07                                     50,000                    0

Dyncorp, Sr. Sub. Notes,
  9.50%, 3/1/07                                     25,000                   26

Dynegy Holdings, Sr. Notes,
  8.75%, 2/15/12 (misc. symbol)                    165,000                  127

Earle M. Jorgensen, Sr. Notes,
  144A, 9.75%, 6/1/12                               25,000                   26

EchoStar DBS, Sr. Notes
  144A, 9.125%, 1/15/09                             50,000                   50
    9.375%, 2/1/09                                  50,000                   51

El Paso Energy Partners,
  Sr. Sub. Notes, 8.50%, 6/1/11                     75,000                   76

Fairchild Semiconductor, Sr. Sub. Notes,
  10.50%, 2/1/09                                   100,000                  110

Federated Department Stores,
  Sr. Notes, 6.625%, 4/1/11                        195,000                  199

First Energy, Sr. Notes,
  7.375%, 11/15/31                                 165,000                  157

Fisher Scientific, Sr. Sub. Notes,
  144A, 8.125%, 5/1/12                              25,000                   25

Flextronics, Sr. Sub. Notes,
  9.875%, 7/1/10 (misc. symbol)                    100,000                  108

Foamex, Sr. Notes, 144A,
  10.75%, 4/1/09                                    25,000                   26

Foodmaker, Sr. Notes, 9.75%, 11/1/03               100,000                  101

Ford Motor, Sr. Notes, 7.45%, 7/16/31              575,000                  557

Four M, Sr. Notes, 12.00%, 6/1/06                  100,000                  103

France Telecom, Sr. Notes, 8.25%, 3/1/11           220,000                  214

Fresenius, Sr. Notes, 7.875%, 2/1/08       $       100,000      $           100

Gap, Sr. Notes, STEP,
  8.80%, 12/15/08 (misc. symbol)                    75,000                   77

General Motors Acceptance Corp.,
  Sr. Notes, 8.00%, 11/1/31                        250,000                  267

Geophysique, Sr. Notes, 10.625%, 11/15/07           75,000                   78

Global Imaging Systems,
  Sr. Sub. Notes, 10.75%, 2/15/07                   75,000                   76

Golden State Holdings,
  Sr. Notes, 7.125%, 8/1/05                        100,000                  106

Goldman Sachs Group,
  Sr. Notes, 6.60%, 1/15/12                        200,000                  203

Gray Communications Systems, Sr. Sub. Notes
  144A, 9.25%, 12/15/11                             50,000                   52

Hanover Equipment Trust, Sr. Notes, 144A
  8.50%, 9/1/08                                     25,000                   25
  8.75%, 9/1/11                                     50,000                   50

Harrah's Operating, Sr. Sub Notes,
  7.875%, 12/15/05                                  75,000                   77

Hartford Life, Sr. Notes,
  6.90%, 6/15/04                                   250,000                  263

Hasbro, Sr. Notes,
  8.50%, 3/15/06 (misc. symbol)                    100,000                  104

Herbst Gaming, Sr. Notes,
  10.75%, 9/1/08                                    25,000                   27

Hercules, Sr. Notes, 11.125%, 11/15/07             125,000                  141

Hockey Company, Sr. Notes,
  144A, 11.25%, 4/15/09                             25,000                   26

Hollywood Casino, 1st Mtg.,
  11.25%, 5/1/07                                    50,000                   55

Hollywood Park, Sr. Sub. Notes,
  9.25%, 2/15/07                                    75,000                   72

Host Marriott, Sr. Notes,
  144A, 9.50%, 1/15/07                              50,000                   52

Household Finance, Sr. Notes,
  7.00%, 5/15/12                                   185,000                  187

Huntsman ICI Chemicals
  Sr. Notes, 144A, 9.875%, 3/1/09                   25,000                   26
  Sr. Sub. Notes, 10.125%, 7/1/09                   75,000                   69

Insight Communications, Sr. Notes
  STEP, 0%, 2/15/11                                225,000                  120

Insight Health Services,
  Sr. Sub. Notes, 9.875%, 11/1/11                   50,000                   52

Interface, Sr. Notes, 144A,
  10.375%, 2/1/10                                   50,000                   54

International Game Technology,
  Sr. Notes, 8.375%, 5/15/09                        75,000                   79

International Lease Finance,
  Sr. Notes, 6.375%, 3/15/09                       150,000                  152

International Wire Group,
  Sr. Notes, 11.75%, 6/1/05                        100,000                   90

Intertek Finance, Sr. Notes,
  10.25%, 11/1/06                                   25,000                   26

IPC Acquisition, Sr. Sub. Notes,
  144A, 11.50%, 12/15/09                            50,000                   50

Iron Mountain, Sr. Sub. Notes,
  8.625%, 4/1/13                                   125,000                  129

Isle of Capri Casinos, Sr. Sub. Notes,
  8.75%, 4/15/09                                    75,000                   77

John Q. Hammons Hotels, 1st Mtg.,
  144A, 8.875%, 5/15/12                             50,000                   51

JohnsonDiversey, Sr. Sub. Notes,
  144A, 9.625%, 5/15/12                            100,000                  105

Jostens, Sr. Sub. Notes,
  12.75%, 5/1/10                           $       100,000      $           113

Joy Global, Sr. Sub. Notes,
  144A, 8.75%, 3/15/12                              50,000                   51

Kinder Morgan Energy Partners,
  Sr. Notes, 7.75%, 3/15/32                        125,000                  132

Kinetic Concepts, Sr. Sub. Notes,
  9.625%, 11/1/07                                   50,000                   51

Koppers, Sr. Sub. Notes,
  9.875%, 12/1/07                                  125,000                  128

Kraft Foods, Sr. Notes,
  6.25%, 6/1/12                                    185,000                  189

L-3 Communications, Sr. Sub Notes,
  10.375%, 5/1/07                                   75,000                   79

La Quinta Inns, Sr. Notes,
  7.25%, 3/15/04                                   100,000                   99

Lamar Media, Sr. Sub. Notes,
  8.625%, 9/15/07                                   50,000                   52

Lear, Sr. Notes, 7.96%, 5/15/05                    100,000                  103

Lennar, Series B, Sr. Notes,
  9.95%, 5/1/10                                    125,000                  141

LIN Holdings, Sr. Notes,
  STEP, 0%, 3/1/08                                  75,000                   71

LNR Property, Sr. Sub. Notes,
  10.50%, 1/15/09                                   25,000                   27

Longview Fibre, Sr. Sub. Notes,
  144A, 10.00%, 1/15/09                            125,000                  131

Luigino's, Sr. Sub. Notes,
  10.00%, 2/1/06                                    50,000                   52

Luscar Coal, Sr. Notes,
  9.75%, 10/15/11                                   50,000                   54

Lyondell Chemical, Sr. Notes
  9.50%, 12/15/08                                   25,000                   24
  9.875%, 5/1/07                                    50,000                   49

MacDermid, Sr. Sub. Notes,
  9.125%, 7/15/11                                   75,000                   80

Magnum Hunter Resources, Sr. Notes,
  144A, 9.60%, 3/15/12                              50,000                   53

Mail-Well, Sr. Notes,
  144A, 9.625%, 3/15/12                             25,000                   25

Mastec, Sr. Sub. Notes, 7.75%, 2/1/08               25,000                   23

MBNA America Bank, Sr. Notes,
  6.50%, 6/20/06                                   250,000                  258

McCormick, Sr. Notes, 6.40%, 2/1/06                200,000                  207

Mediacom Broadband, Sr. Notes,
  11.00%, 7/15/13                                   50,000                   52

Mediacom LLC / Mediacom Capital
  Company, Sr. Notes
  9.50%, 1/15/13                                    25,000                   24

Meritor Automotive, Sr. Notes,
  6.80%, 2/15/09                                    25,000                   24

Mikohn Gaming, Sr. Notes,
  11.875%, 8/15/08                                  25,000                   24

Morgan Stanley Group, Sr. Notes,
  5.80%, 4/1/07                                    130,000                  132

Motors & Gears, Sr. Notes,
  10.75%, 11/15/06                                  50,000                   48

MSX International, Sr. Sub. Notes,
  11.375%, 1/15/08                                  50,000                   35

Navistar International, Series B,
  Sr. Notes, 9.375%, 6/1/06                         25,000                   26

Nextel Communications, Sr. Notes
  STEP, 0%, 9/15/07                                 50,000                   34
    9.375%, 11/15/09 (misc. symbol)                150,000                   98

Nextel Partners, Sr. Notes,
  144A, 12.50%, 11/15/09                            25,000                   17

NiSource, Sr. Notes, 7.625%, 11/15/05      $       200,000      $           201

Noram Energy, 6.50%, 2/1/08                         40,000                   36

Nortek, Series B, Sr. Sub. Notes,
  9.875%, 6/15/11                                   75,000                   76

Northern Trust, Sr. Notes,
  6.65%, 11/9/04                                 1,000,000                1,061

Northrop Grumman, Sr. Notes,
  7.125%, 2/15/11                                  115,000                  121

Northwest Airlines, Sr. Sub. Notes,
  9.875%, 3/15/07                                   25,000                   24

OM Group, Sr. Sub. Notes,
  9.25%, 12/15/11                                   25,000                   26

Omnicare, Sr. Notes, 8.125%, 3/15/11                25,000                   26

Orange, Sr. Notes, 9.00%, 6/1/09                   200,000                  208

Owens Brockway Glass, Sr. Notes,
  144A, 8.875%, 2/15/09                             50,000                   52

P&L Coal Holdings, Sr. Notes,
  9.625%, 5/15/08                                   50,000                   53

Packaged Ice, Series B, Sr. Sub. Notes,
  9.75%, 2/1/05                                     50,000                   42

Packaging Corp. of America, Sr. Sub. Notes
  9.625%, 4/1/09                                   200,000                  216

Paxson Communications, Sr. Sub. Notes
  STEP, 0%, 1/15/09                                 50,000                   37
    10.75%, 7/15/08                                 50,000                   54

PDVSA Finance, Sr. Notes,
  6.45%, 2/15/04                                   140,000                  138

Penn National Gaming, Sr. Sub. Notes,
  11.125%, 3/1/08                                   75,000                   81

Pennzoil Quaker State, Sr. Notes,
  10.00%, 11/1/08                                   25,000                   29

Petro Stopping, Sr. Notes,
  10.50%, 2/1/07                                   100,000                   96

Petroleum Helicopters, Sr. Notes,
  144A, 9.375%, 5/1/09                              50,000                   52

Phelps Dodge, Sr. Notes,
  8.75%, 6/1/11                                    190,000                  192

PHH, MTN, 8.125%, 2/3/03                           125,000                  129

Plastipak Holdings, Sr. Notes,
  10.75%, 9/1/11                                    25,000                   27

Playtex Products, Sr. Sub. Notes,
  9.375%, 6/1/11                                   100,000                  107

PNC Funding, Sr. Notes,
  5.75%, 8/1/06                                    300,000                  309

Potlatch, Sr. Sub. Notes,
  10.00%, 7/15/11                                   50,000                   55

PPL Energy, Sr. Notes,
  6.40%, 11/1/11                                   130,000                  124

Premier Parks
  Sr. Notes
    9.75%, 6/15/07                                  25,000                   24
    STEP, 0%, 4/1/08                                50,000                   52

Pride Petroleum, Sr. Notes,
  9.375%, 5/1/07                                    50,000                   52

Primedia, Sr. Notes, 8.50%, 2/1/06                  75,000                   61

Principal Mutual Life, 144A,
  8.00%, 3/1/44                                    225,000                  219

Quebecor Media, Sr. Notes,
  11.125%, 7/15/11                                 100,000                  102

Qwest Communications,
  Sr. Notes, 7.50%, 11/1/08                        170,000                  134

Radio One, Sr. Sub. Notes,
  8.875%, 7/1/11                           $       100,000      $           104

Regions Financial, Sr. Sub. Notes,
  6.375%, 5/15/12                                  155,000                  158

Rogers Cablesystems, Sr. Notes,
  10.00%, 3/15/05                                   50,000                   54

Rogers Wireless, 9.625%, 5/1/11                     50,000                   44

Rouse, Sr. Notes, 8.43%, 4/27/05                   225,000                  239

Russell, Sr. Notes, 144A,
  9.25%, 5/1/10                                     25,000                   26

Ryland, Sr. Sub. Notes,
  9.125%, 6/15/11                                   75,000                   80

Schuff Steel, Sr. Notes,
  10.50%, 6/1/08 (misc. symbol)                     50,000                   48

Scotland International Finance
  Sr. Sub. Notes, 144A, 6.50%, 2/15/11 +           100,000                   99

Seagate Tech, Sr. Notes,
  144A, 8.00%, 5/15/09                              25,000                   25

Sealy Mattress, Sr. Notes
  STEP, 0%, 12/15/07 (misc. symbol)                 25,000                   25

Sears Roebuck Acceptance Corporation
  Sr. Notes, 6.70%, 4/15/12                        185,000                  189

Sempra Energy, Sr. Notes,
  6.80%, 7/1/04                                    200,000                  208

ServiceMaster
  Sr. Notes
    7.10%, 3/1/18                                   50,000                   49
    7.45%, 8/15/27                                  50,000                   47

Silgan, Sr. Sub. Deb., 144A, 9.00%, 6/1/09         100,000                  104

Simmons, Sr. Sub. Notes, 10.25%, 3/15/09            25,000                   27

Simon Debartolo, Sr. Notes, 6.875%, 11/15/06       115,000                  120

Sinclair Broadcast, Sr. Sub. Notes,
  8.75%, 12/15/07                                  100,000                  102

Six Flags, Sr. Notes, 9.50%, 2/1/09                 75,000                   78

Smithfield Foods, Sr. Notes,
  8.00%, 10/15/09                                   75,000                   76

Solectron
  LYONs, 11/20/20                                   75,000                   36
  Sr. Notes, 9.625%, 2/15/09                        75,000                   76

Southern Natural Gas,
  Sr. Notes, 8.00%, 3/1/32                          80,000                   79

Spanish Broadcasting Systems,
  Sr. Sub. Notes
    9.625%, 11/1/09                                 50,000                   53

Speedway Motorsports, Sr. Sub. Notes,
  8.50%, 8/15/07                                   200,000                  206

Sprint Capital, Sr. Notes,
  6.875%, 11/15/28                                 170,000                  131

Starwood Hotels & Resorts,
  Sr. Notes, 7.375%, 5/1/07                         50,000                   51

State Street, Sr. Sub. Notes,
  7.65%, 6/15/10                                   100,000                  111

Station Casinos, Sr. Sub. Notes,
  9.875%, 7/1/10                                    50,000                   54

Steel Dynamics, Sr. Notes,
  144A, 9.50%, 3/15/09                              75,000                   79

Stoneridge, Sr. Notes,
  144A, 11.50%, 5/1/12                              25,000                   27

Sun Media, Sr. Sub. Notes,
  9.50%, 2/15/07                                    50,000                   52

Swift Energy, Sr. Sub. Notes,
  9.375%, 5/1/12                           $        50,000      $            50

Sybron Dental Specialties
  Sr. Sub. Notes, 144A, 8.125%, 6/15/12             25,000                   25

Synagro Technologies, Sr. Notes,
  144A, 9.50%, 4/1/09                               50,000                   52

Teco Energy, Sr. Notes,
  7.00%, 5/1/12                                     85,000                   87

Terex, Sr. Sub. Notes,
  10.375%, 4/1/11                                   25,000                   27

Transwestern, Sr. Notes,
  STEP, 0%, 11/15/08                                50,000                   50

TravelCenters of America, Sr. Sub. Notes,
  12.75%, 5/1/09                                    75,000                   83

Triad Hospitals, Sr. Sub. Notes,
  11.00%, 5/15/09                                  100,000                  111

Trimas, Sr. Sub. Notes, 144A,
  9.875%, 6/15/12                                  100,000                  102

Triton PCS, Sr. Sub. Disc. Notes,
  STEP, 0%, 5/1/08                                 175,000                  147

TXU, Sr. Notes, 6.375%, 6/15/06                    125,000                  127

Tyco International, Sr. Notes,
  5.80%, 8/1/06                                    260,000                  231

UCAR Finance, Sr. Notes,
  144A, 10.25%, 2/15/12                             75,000                   79

Universal Compression, Sr. Notes
  STEP, 0%, 2/15/08                                150,000                  148

Venetian Casino, 2nd Mtg.
  144A, 11.00%, 6/15/10                            150,000                  156
    12.25%, 11/15/04                                50,000                   53

WCI Communities, Sr. Sub. Notes
  144A, 9.125%, 5/1/12                              25,000                   25
    10.625%, 2/15/11                                50,000                   54

Western Financial Bank,
  Sr. Sub. Notes, 9.625%, 5/15/12                   25,000                   25

Westinghouse Air Brake, Sr. Notes,
  9.375%, 6/15/05                                  100,000                  100

Weyerhaeuser, Sr. Notes,
  5.95%, 11/1/08                                   235,000                  236

Williams Companies, Sr. Notes,
  7.625%, 7/15/19                                  125,000                  106

Williams Scotsman, Sr. Notes,
  9.875%, 6/1/07                                    25,000                   25

Willis Corroon, Sr. Sub. Notes,
  9.00%, 2/1/09                                    100,000                  104

WorldCom
  Sr. Notes
    7.50%, 5/15/11                                  25,000                   12
    8.00%, 5/15/06 (misc. symbol)                  155,000                   85

XL Capital Finance, Sr. Notes,
  6.50%, 1/15/12                                   225,000                  231

Total Corporate Bonds (Cost  $25,179)                                    25,393



Convertible Bonds  0.0%

Liberty Media/Sprint PCS, Sr. Conv. Notes,
  4.00%, 11/15/29                          $        75,000      $            41

Nextel Communications, Sr. Conv. Notes,
  5.25%, 1/15/10 (misc. symbol)                     25,000                   13

Total Convertible Bonds (Cost  $60)                                          54



Asset-Backed Securities  1.0%

American Express Credit Master Trust
  Series 2001-5, Class A, 2.02%, 11/15/10          400,000                  401

Capital Auto Receivables Asset
  Series 2002-2, Class CERT
    4.18%, 10/15/07                                350,000                  353

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS, 3.75%, 5/15/08        118,000                  117
  Series 2001-B, Class A4, 3.80%, 5/15/08          175,000                  174

CIT RV Trust, Series 1998-A, Class A4,
  6.09%, 2/15/12                                   650,000                  669

Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1, 7.45%, 9/15/07         200,000                  213

Harley Davidson Motorcycle Trust
  Series 2002-1, Class B, 4.36%, 1/15/10           220,994                  224

MBNA Master Credit Card Trust II
  Series 1998-E, Class A, 2.125%, 9/15/10          175,000                  175
  Series 2000-D, Class C, 8.40%, 9/15/09           250,000                  275

Reliant Energy Transition Bond
  Series 2001-1, Class A4, 5.63%, 9/15/15          400,000                  388

Salomon Smith Barney RV Trust
  Series 2001-1, Class A3, 4.74%, 2/15/13          225,000                  227

Toyota Auto Receivables Owner Trust
  Series 2000-B, Class A4, 6.80%, 4/15/07          400,000                  419

Total Asset-Backed Securities (Cost  $3,583)                              3,635



Non-U.S. Government Mortgage-
Backed Securities  0.8%

Chase Funding Mortgage Loan
  Series 2002-1, Class 1A3,
  5.039%, 12/25/23                                 300,000                  303

COMM 2000, Series 2000-C1, Class B,
  7.494%, 4/15/10                          $       200,000      $           217

GSR Mortgage Loan Trust
  Series 2001-1, Class A12 4.612%, 10/25/31        400,000                  402

JP Morgan Chase Commercial Mortgage Securities, CMO
  Series 2001-CIB2, Class A2,
  6.244%, 4/15/35                                  275,000                  286

  Series 2001-CIBC, Class A3,
  6.26%, 3/15/33                                   525,000                  539

Mellon Residential Funding
  Series 2001-HEIL, Class A3,
  5.945%, 2/25/11                                  425,000                  437

Residential Funding Mortgage, CMO
  Series 1999-S3, Class A1, 6.50%, 1/25/29         184,469                  187

Salomon Brothers Mortgage Securities VII, CMO
  2001-CI, Class A2
    6.226%, 12/18/35                               250,000                  259

Summit Mortgage Trust, CMO
  Series 2002-1 A2, 6.138%, 2/26/29                225,000                  229

Total Non-U.S. Government
Mortgage-Backed Securities
(Cost  $2,798)                                                            2,859



U.S. Government Mortgage-
Backed Securities  5.1%

Federal Home Loan Mortgage
    5.00%, 12/1/08                                 491,155                  489
    7.00%, 11/1/30                               1,764,378                1,821
  CMO, 6.502%, 11/25/30                            300,000                  314


Federal National Mortgage Assn.
    6.00%, 11/1/28                               1,753,208                1,751
    6.50%, 4/1/15 - 1/1/26                         750,617                  776
    7.00%, 12/1/15 - 1/1/31                        751,025                  782
  CMO, 6.50%, 7/25/16 - 2/1/32                   1,462,064                  915
  TBA
    6.00%, 1/1/17 - 1/1/32                       3,715,679                3,763
    6.50%, 1/1/17 - 1/1/32                       2,946,729                2,991
    7.00%, 1/1/32                                  745,200                  764


Government National Mortgage Assn.
         I
    6.00%, 5/15/26                                 214,988                  216
    6.50%, 3/15/26 - 6/15/29                       931,764                  955
    7.00%, 4/15/26 - 2/15/30                       416,522                  434
    7.50%, 10/15/22 - 2/15/31              $       659,328      $           694
    8.00%, 1/15/22 - 9/15/24                       114,840                  124
  Midget, 7.00%, 3/15 - 12/15/13                    84,664                   90
  TBA, 7.50%, 1/1/32                               300,000                  315

         II
    8.00%, 10/20/25                                  8,199                    9
  CMO, 6.50%, 10/20/26                             400,000                  413
  TBA
    6.00%, 1/1/31                                  234,663                  232
    6.50%, 1/1/32                                  525,000                  534

Total U.S. Government Mortgage-Backed
Securities (Cost  $18,115)                                               18,382



U.S. Government Obligations/
Agencies  4.3%

Federal Home Loan Banks
  5.75%, 5/15/12                                   350,000                  353

Federal Home Loan Mortgage
  3.25%, 1/15/04 (misc. symbol)                    150,000                  150
  5.75%, 1/15/12                                 1,575,000                1,592
  6.25%, 7/15/32                                    38,000                   38

Federal National Mortgage Assn.
  6.00%, 5/15/11                                   375,000                  387
  6.25%, 2/1/11                                    245,000                  252
  7.125%, 1/15/30                                  240,000                  266

U.S. Treasury Bonds
  5.50%, 8/15/28 (misc. symbol)                  1,000,000                  962
  6.00%, 2/15/26 (misc. symbol)                     30,000                   31
  6.25%, 8/15/23 - 5/15/30 (misc. symbol)          550,000                  588
  6.375%, 8/15/27 (misc. symbol)                   630,000                  679
  7.50%, 11/15/16 (misc. symbol)                   200,000                  237

U.S. Treasury Inflation-Indexed Notes
  3.875%, 1/15/09                                1,013,747                1,076

U.S. Treasury Notes
  3.50%, 11/15/06 (misc. symbol)                 3,445,000                3,343
  4.75%, 11/15/08 (misc. symbol)                 1,520,000                1,527
  4.875%, 2/15/12                                   95,000                   94
  5.00%, 8/15/11 (misc. symbol)                  1,215,000                1,212
  5.875%, 11/15/04 (misc. symbol)          $     2,495,000      $         2,635
  6.50%, 8/15/05                                   215,000                  232

Total U.S. Government
Obligations/Agencies (Cost  $15,468)                                     15,654



Short-Term Investments  3.0%

Money Market Funds  3.0%

T. Rowe Price Reserve
Investment Fund, 1.98% #                        10,887,715               10,888

Total Short-Term Investments
(Cost  $10,888)                                                          10,888

Total Investments in Securities

102.0% of Net Assets (Cost $350,530)                            $       367,227


Futures Contracts

                                 Contract       Unrealized
                  Expiration     Value          Gain (Loss)
                  ----------     --------       -----------
                                         In thousands


Short, 8 five year
U.S. Treasury Notes
contracts, $16,500 of
U.S. Treasury
Notes pledged as
initial margin    6/02           $  (858)        $  (19)

Short, 4 ten year
U.S. Treasury Notes
contracts, $11,000
of U.S. Treasury
Notes pledged as
initial margin    6/02              (427)           (14)

Net payments
(receipts) of
variation
margin to date                                       34

Variation margin
receivable (payable)
on open futures
contracts                                                                     1

Other Assets Less Liabilities                                            (7,132)

NET ASSETS                                                      $       360,096
                                                                ---------------


             #  Seven-day yield

             *  Non-income producing

(misc. symbol)  All or a portion of this security is on loan at May 31,
                2002 - See Note 2

             + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $158 and represents 0.0% of net assets

             @  Security valued by the Fund's Board of Directors

          144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $3,291 and represents 0.9% of net assets

           ADR  American Depository Receipts

           AUD  Australian dollar

           CHF  Swiss franc

           CMO  Collateralized Mortgage Obligation

           DKK  Danish krone

           EUR  Euro

           GBP  British pound

           GDR  Global Depository Receipts

           HKD  Hong Kong dollar

           JPY  Japanese yen

           KRW  South Korean won

         LYONs  Liquid Yield Option Notes

           MTN  Medium-Term Note

           MXN  Mexican peso

           NOK  Norwegian krone

           NZD  New Zealand Dollar


           PIK  Payment-in-Kind

           PTC  Pass-Through Certificate

          REIT  Real Estate Investment Trust

           SEK  Swedish krona

           SGD  Singapore dollar

          STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

           TBA To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

  Investments in securities,
  at value (cost $350,530)                                 $  367,227

  Securities lending collateral                                22,732

  Other assets                                                  7,260

  Total assets                                                397,219


Liabilities

  Obligation to return
  securities lending collateral                                22,732

  Other liabilities                                            14,391

  Total liabilities                                            37,123


NET ASSETS                                                 $  360,096
                                                           ----------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $    2,193

Undistributed net realized
gain (loss)                                                    (9,191)

Net unrealized gain (loss)                                     16,671

Paid-in-capital applicable
to 20,520,592 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares
of the Corporation
authorized                                                    350,423

NET ASSETS                                                 $  360,096
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    17.55
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/02

Investment Income (Loss)

Income
  Dividend                                                 $    4,286
  Interest                                                      4,044
  Securities lending                                               86
  Total income                                                  8,416


Expenses
  Investment management                                         1,908
  Shareholder servicing                                         1,230
  Custody and accounting                                          200
  Prospectus and shareholder reports                               83
  Registration                                                     37
  Legal and audit                                                  16
  Directors                                                         8
  Proxy and annual meeting                                          7
  Miscellaneous                                                     5
  Total expenses                                                3,494
  Expenses paid indirectly                                         (2)
  Net expenses                                                  3,492
Net investment income (loss)                                    4,924


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   (7,241)
  Futures                                                          45
  Foreign currency transactions                                   (90)
  Net realized gain (loss)                                     (7,286)


Change in net unrealized gain (loss)

  Securities                                                  (10,884)

  Futures                                                         (30)

  Other assets and liabilities
  denominated in foreign currencies                                 7

  Change in net unrealized gain (loss)                        (10,907)


Net realized and unrealized gain (loss)                       (18,193)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $  (13,269)
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                   Year
                                                   Ended
                                                   5/31/02              5/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $         4,924      $         5,368

  Net realized
  gain (loss)                                       (7,286)               4,396

  Change in net
  unrealized
  gain (loss)                                      (10,907)              (2,508)

  Increase (decrease)
  in net assets
  from operations                                  (13,269)               7,256


Distributions to shareholders

  Net investment income                             (4,767)              (5,105)

  Net realized gain                                     --              (15,755)

  Decrease in net assets
  from distributions                                (4,767)             (20,860)


Capital share transactions *

  Shares sold                                      143,856              108,310

  Distributions reinvested                           4,749               20,771

  Shares redeemed                                  (73,321)             (83,292)

  Increase (decrease)
  in net assets
  from capital
  share transactions                                75,284               45,789


Net Assets

Increase (decrease)
during period                                       57,248               32,185

Beginning of period                                302,848              270,663

End of period                              $       360,096      $       302,848
                                           -------------------------------------


*Share information

  Shares sold                                        8,164                5,643

  Distributions reinvested                             274                1,108

  Shares redeemed                                   (4,173)              (4,326)

  Increase (decrease)
  in shares
  outstanding                                        4,265                2,425


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002


Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income, by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $7,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended May 31, 2002, the effect of this change was to decrease net investment income by $17,000 ($0.001 per share), increase net realized gain/loss on securities by $25,000 ($0.001 per share), and decrease net unrealized gain/loss on securities by $8,000. This change had no effect on the fund's net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended May 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2002, the value of loaned securities was $21,761,000; aggregate collateral consisted of $22,732,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $204,421,000 and $136,331,000, respectively, for the year ended May 31, 2002. Purchases and sales of U.S. government securities aggregated $86,208,000 and $77,709,000, respectively, for the year ended May 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended May 31, 2002, totaled $4,767,000 and were characterized as ordinary income for tax purposes. At May 31, 2002, the tax-basis components of net assets were as follows:



--------------------------------------------------------------------------------
  Unrealized appreciation                                  $51,307,000

  Unrealized depreciation                                  (40,510,000)

  Net unrealized
  appreciation (depreciation)                               10,797,000

  Undistributed ordinary income                              2,192,000

  Capital loss carryforwards                                (3,316,000)

  Distributable earnings                                     9,673,000

  Paid-in capital                                          350,423,000

  Net assets                                              $360,096,000


     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2002, $5,847,000 of realized losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003. The fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of May 31, 2002, the fund had $3,316,000 of capital loss carryforwards that expire in 2010.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended May 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
  Undistributed net investment income                      $  (39,000)

  Undistributed net realized gain                              39,000


     At May 31, 2002, the cost of investments for federal income tax purposes was $356,403,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $196,000 was payable at May 31, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $60,000 of management fees were not accrued by the fund for the year ended May 31, 2002. At May 31, 2002, unaccrued fees in the amount of $118,000 remain subject to reimbursement by the fund through May 31, 2004.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these related party agreements totaled approximately $1,108,000 for the year ended May 31, 2002, of which $105,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2002, totaled $208,000 and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Growth Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Growth Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 19, 2002



T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



Tax Information (Unaudited) for the Tax Year Ended 5/31/02
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $2,178,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------


Investment Services and Information



KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------


T. RowePriceRetirement Services


     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, sim ulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)

     No-Load Variable Annuities

     Small Business Retirement Plans


* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------


www.troweprice.com


     ACCOUNTINFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.


     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Trackersm. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlistsm. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Raysm. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning
--------------------------------------------------------------------------------


College Planning


     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses. We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

     Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services
--------------------------------------------------------------------------------


Advisory Services


     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Morningstar(registered trademark) Clear Futuresm Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------


Brokerage Services

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

     T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

     Asset Manager Account. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. AMA clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

     Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

     Margins and Options Trading for qualified investors.

     Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

     Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

     Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.


*    $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term



Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond



MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money



Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money



INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

"T. Rowe Price Invest With Confidence" (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

C11-056  5/31/02